Long-term Debt - Additional Information (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	May 30, 2014	Jun. 30, 2014	Dec. 31, 2014	May 14, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Intercompany indebtedness	$ 361,400,000
Cash dividends payable				122,400,000
Cash dividends paid to Cash America	120,700,000	1,700,000
Weighted average interest rates			8.11%		4.72%
Foreign Currency
Debt Instrument [Line Items]
Maximum borrowing capacity				25,000,000
Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				75,000,000
Loans outstanding under credit agreement			0
Unsecured Revolving Credit and Multi-Currency Sub-Facility
Debt Instrument [Line Items]
Commitment fee, percentage			0.375%
Credit agreement, maturity date			Jun. 30, 2017
Borrowings outstanding under credit agreement			0
Debt issuance cost			1,600,000
Debt issuance cost, amortization period			37 months
Unsecured Revolving Credit and Multi-Currency Sub-Facility | Agent's Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				1.50%
Unsecured Revolving Credit and Multi-Currency Sub-Facility | Agent's Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.75%
Unsecured Revolving Credit and Multi-Currency Sub-Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.50%
Commitment fee, percentage				0.25%
Unsecured Revolving Credit and Multi-Currency Sub-Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				3.75%
Commitment fee, percentage				0.50%
Enova Standby And Letter Of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			20,000,000
Debt instrument, basis spread on variable rate			0.25%
Percentage of debt face amount for fee calculation			0.20%
Borrowings outstanding under credit agreement			6,600,000
$500.0 Million 9.75% Senior Unsecured Notes Due 2021
Debt Instrument [Line Items]
Credit agreement, maturity date			Jun. 01, 2021
Debt issuance cost			14,700,000
Debt issuance cost, amortization period			7 years
Debt instrument, face amount	500,000,000
Debt instrument, interest rate	9.75%
Debt instrument, effective percentage	10.00%
Percentage of notes principal redeemable			35.00%
Note repurchase rate			101.00%
Debt instrument additional interest rate, minimum			0.25%
Debt instrument additional interest rate, maximum			0.50%
Net proceeds of senior notes	479,000,000
Carrying amount of senior notes			494,200,000
Debt instrument unamortized discount			5,800,000
Interest expense recognized			28,900,000
Non-cash amortization discount			400,000
$500.0 Million 9.75% Senior Unsecured Notes Due 2021 | Minimum
Debt Instrument [Line Items]
Note redeem rate			100.00%
$500.0 Million 9.75% Senior Unsecured Notes Due 2021 | Maximum
Debt Instrument [Line Items]
Note redeem rate			109.75%
Affiliate Line Of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	450,000,000
Borrowings outstanding under credit agreement					424,100,000
Affiliate Line Of Credit | LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			4.50%
Debt instrument, effective percentage			1.00%
Affiliate Line Of Credit | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.00%
Affiliate Line Of Credit | Federal Funds
Debt Instrument [Line Items]
Debt instrument, effective percentage			0.50%